IFRS 9 Impairment (Detail: Text Values) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Focus areas in second quarter 2023
Groups total CRE portfolio reported under the Main Credit Exposure Categories for Real Estate Activities NACE	€ 49,800,000,000		€ 49,800,000,000		€ 48,000,000,000.0
Of which, Groups total CRE portfolio Nonrecourse financing reported	40,100,000,000		40,100,000,000		38,900,000,000
Of which, Non recourse financing reported under Real Estate Activities NACE	€ 25,800,000,000		€ 25,800,000,000		€ 24,800,000,000
CRE Portfolio of which non-recourse financing by Region [Abstract]
CRE Portfolio of which non-recourse financing in US, percent	5500.00%		5500.00%		5500.00%
CRE Portfolio of which non-recourse financing in Europe, percent	3700.00%		3700.00%		3900.00%
CRE Portfolio of which non-recourse financing in APAC, percent	800.00%		800.00%		700.00%
CRE Portfolio of which non-recourse financing by Property type [Abstract]
CRE Portfolio of which non-recourse financing in Office Space, percent	4100.00%		4100.00%		4100.00%
CRE Portfolio of which non-recourse financing in Hospitality, percent	1100.00%		1100.00%		1100.00%
CRE Portfolio of which non-recourse financing in Retail Account, percent	900.00%		900.00%		900.00%
Weighted average LTV across business units [Abstract]
Weighted average LTV in IB percent	6300.00%		6300.00%		6200.00%
Weighted average LTV in CB percent	5200.00%		5200.00%		5300.00%
Weighted average LTV in other business units percent	5800.00%		5800.00%		5600.00%
Stress tested non recourse CRE portfolio	€ 32.9		€ 32.9
Provision for credit losses for CRE non-recourse financing portfolio in stages [Abstract]
Provision for credit losses for CRE non-recourse financing portfolio in stages	€ 109,000,000	€ 20,000,000	€ 143,000,000	€ 31,000,000
Provision for credit losses for CRE non-recourse financing portfolio in stage 2, percent	1700.00%		1700.00%		1400.00%
Provision for credit losses for CRE non-recourse financing portfolio in stage 3, percent	500.00%		500.00%		400.00%
Assumption used in stress scenario for additional haircuts above market index, bottom range, in percent	1000.00%		1000.00%
Assumption used in stress scenario for additional haircuts above market index, top range, in percent	2500.00%		2500.00%
Additional credit losses based on assumptions of a severe stress scenario	€ 800		€ 800
Impact of additional credit losses based on assumptions of a severe stress scenario on total loan book in bps	16		16
Overlays applied to the IFRS 9 model output [Abstract]
Overlays related to new definition of default	€ 92		€ 92
IFRS 9 expected credit losses [Abstract]
IFRS9 provision for credit credit losses	401	233	773	€ 525
IFRS9 provision for credit credit losses, of which in PB			414
IFRS9 provision for credit credit losses, of which in Stage3 in IPB			€ 118
Increase of Stage 1 and Stage 2 provisions for credit losses	63	52
Increase of Stage 3 provisions for credit losses	338	181
Credit loss provisions in business divisions [Abstract]
Credit loss provisions in CB	117	56
Credit loss provisions in IB	141	72
Credit loss provisions in PB	€ 147	€ 96